Outstanding Loans and Leases - Rollforward of Accretable Yield (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable yield, beginning of period	$ 6,694,000,000	$ 4,644,000,000
Accretion	(1,061,000,000)	(1,194,000,000)
Loans purchased		1,125,000,000
Disposals/transfers	(506,000,000)	(361,000,000)
Reclassifications from nonaccretable difference	481,000,000	2,480,000,000
Accretable yield, ending of period	5,608,000,000	6,694,000,000
Purchased credit impaired loans sold	1,900,000,000
Receivables Acquired with Deteriorated Credit Quality
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivable allowance sold	$ 317,000,000